Document and Entity Information	Apr. 28, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 28, 2021
Entity File Number	001-39036
Entity Registrant Name	Alerus Financial Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-0375407
Entity Address, Address Line One	401 Demers Avenue
Entity Address, City or Town	Grand Forks
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58201
City Area Code	701
Local Phone Number	795-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	ALRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0000903419
Amendment Flag	false